Selling Expenses (Details) - Selling Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling Expenses
Salaries, social security	€ 8,915	€ 11,971	€ 13,115
Professional services	1,690	1,983	1,196
Marketing	1,448	2,059	613
Travel	523	626	167
Depreciation/amortization	65	65	41
Other expenses by nature	288	485	140
Total	€ 12,929	€ 17,189	€ 15,272